Note Allowance for loan losses (Quantitative information by loan class for loans modified as T D R) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loans	Dec. 31, 2015 USD ($) loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	3,464	3,414
Pre-Modification Recorded Investment	$ 171,033	$ 198,656
Post Modification Recorded Investment	174,234	217,486
Increase (decrease) in the allowance for loan losses as a result of modification	$ 19,032	$ 20,485
Commercial multi-family
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans		2
Pre-Modification Recorded Investment		$ 551
Post Modification Recorded Investment		551
Increase (decrease) in the allowance for loan losses as a result of modification		$ 2
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	8	21
Pre-Modification Recorded Investment	$ 7,667	$ 69,442
Post Modification Recorded Investment	10,272	69,595
Increase (decrease) in the allowance for loan losses as a result of modification	$ 5,109	$ 14,339
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	50	59
Pre-Modification Recorded Investment	$ 29,935	$ 20,323
Post Modification Recorded Investment	30,097	19,195
Increase (decrease) in the allowance for loan losses as a result of modification	$ 894	$ 889
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	43	50
Pre-Modification Recorded Investment	$ 8,402	$ 22,818
Post Modification Recorded Investment	9,733	23,757
Increase (decrease) in the allowance for loan losses as a result of modification	$ 242	$ (6,994)
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans		2
Pre-Modification Recorded Investment		$ 308
Post Modification Recorded Investment		298
Increase (decrease) in the allowance for loan losses as a result of modification		$ (170)
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	833	644
Pre-Modification Recorded Investment	$ 93,511	$ 53,575
Post Modification Recorded Investment	90,840	70,527
Increase (decrease) in the allowance for loan losses as a result of modification	$ 6,822	$ 6,128
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	2	23
Pre-Modification Recorded Investment	$ 36	$ 651
Post Modification Recorded Investment	37	651
Increase (decrease) in the allowance for loan losses as a result of modification	$ 8	$ 148
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1,436	1,502
Pre-Modification Recorded Investment	$ 13,329	$ 12,857
Post Modification Recorded Investment	14,918	14,552
Increase (decrease) in the allowance for loan losses as a result of modification	$ 2,042	$ 2,238
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	7	4
Pre-Modification Recorded Investment	$ 602	$ 197
Post Modification Recorded Investment	662	295
Increase (decrease) in the allowance for loan losses as a result of modification	$ 296	$ 79
Personal
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1,028	1,044
Pre-Modification Recorded Investment	$ 17,192	$ 17,671
Post Modification Recorded Investment	17,296	17,734
Increase (decrease) in the allowance for loan losses as a result of modification	$ 3,548	$ 3,771
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	22	14
Pre-Modification Recorded Investment	$ 263	$ 142
Post Modification Recorded Investment	281	199
Increase (decrease) in the allowance for loan losses as a result of modification	$ 54	$ 35
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	35	49
Pre-Modification Recorded Investment	$ 96	$ 121
Post Modification Recorded Investment	98	132
Increase (decrease) in the allowance for loan losses as a result of modification	$ 17	$ 20